Consolidated Statements of Financial Position in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 20, 2017 CLP ($)
CURRENT ASSETS
Cash and cash equivalents		$ 332,036,013,000		$ 235,684,500,000
Other current financial assets		3,352,404,000		1,310,595,000
Other current non-financial assets		19,801,573,000		34,634,563,000
Trade and other receivables, current		554,886,639,000		511,455,330,000
Current accounts receivable from related parties		57,976,125,000		68,182,133,000
Inventories		23,310,029,000		39,672,250,000
Current tax assets		35,038,413,000		127,273,289,000
TOTAL CURRENT ASSETS		1,026,401,196,000		1,018,212,660,000
NON-CURRENT ASSETS
Other non-current financial assets		20,660,450,000		7,220,620,000
Other non-current non-financial assets		65,787,215,000		38,050,184,000
Trade and other non-current receivables		445,016,566,000		313,574,385,000
Non-current accounts receivable from related parties		48,358,915,000		34,407,142,000
Investments accounted for using the equity method		12,992,803,000		7,928,588,000	$ 12,873,531,000
Intangible assets other than goodwill	165,114,521	165,114,521,000	132,278,593	132,278,593,000	115,372,393,000
Goodwill		915,705,369,000		917,352,974,000	915,044,725,000
Property, plant and equipment		5,033,496,472,000		5,304,476,114,000	5,290,992,961,000
Investment property		7,421,940,000		6,795,155,000	7,557,356,000
Right-of-use assets		55,502,192,000		55,843,510,000
Deferred tax assets		108,013,945,000		21,848,239,000
TOTAL NON-CURRENT ASSETS		6,878,070,388,000		6,839,775,504,000
TOTAL ASSETS		7,904,471,584,000		7,857,988,164,000
CURRENT LIABILITIES
Other current financial liabilities		157,499,141,000		208,814,561,000
Current lease liabilities		7,007,711,000		5,842,015,000
Trade and other payables, current	627,958,022	627,958,022,000		599,263,208,000
Current accounts payable to related parties		130,053,962,000		159,809,887,000
Other current provisions		3,434,804,000		4,065,965,000
Current tax liabilities		72,359,944,000		17,995,833,000
Other current non-financial liabilities		47,166,581,000		45,508,383,000
TOTAL CURRENT LIABILITIES		1,045,480,165,000		1,041,299,852,000
NON-CURRENT LIABILITIES
Other non-current financial liabilities		1,483,589,126,000		1,692,604,245,000
Non-current lease liabilities		44,857,807,000		47,565,674,000
Trade and other payables non-current		117,210,059,000		56,250,085,000
Non-Current accounts payable to related parties		1,164,044,462,000		784,373,484,000
Other long-term provisions		210,241,671,000		171,860,282,000
Deferred tax liabilities		168,057,562,000		249,284,641,000
Non-current provisions for employee benefits		75,538,265,000		66,163,490,000
Other non-current non-financial liabilities		1,177,968,000		1,302,759,000
TOTAL NON-CURRENT LIABILITIES		3,264,716,920,000		3,069,404,660,000
TOTAL LIABILITIES		4,310,197,085,000		4,110,704,512,000
EQUITY
Share and paid-in capital		3,882,103,470,000		3,882,103,470,000			$ 1,891,727,278,668
Retained earnings		1,747,437,805,000		2,008,103,651,000
Other reserves		(2,277,625,485,000)		(2,405,509,135,000)	(2,375,672,564,000)	$ (997,330,548,000)
Equity attributable to Enel Chile		3,351,915,790,000		3,484,697,986,000
Non-controlling interests		242,358,709,000		262,585,666,000
TOTAL EQUITY		3,594,274,499,000		3,747,283,652,000	$ 3,674,163,781,000	$ 3,786,961,657,000
TOTAL LIABILITIES AND EQUITY		$ 7,904,471,584,000		$ 7,857,988,164,000